CONVERTIBLE DEBENTURES AND PROMISSORY NOTES (Schedule of convertible promissory notes) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Interest	$ 1,077,068	$ 3,931,570
Accretion expense	230,462	1,220,896
Convertible promissory notes [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	2,202,646	1,732,981
Payment	(1,210,000)	(175,000)
Interest	58,334	149,007
Accretion expense	230,462	495,658
Balance, end of period	1,281,442	2,202,646
Convertible promissory notes [Member] | June 13, 2018 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,072,590	639,665
Payment	0	0
Interest	17,649	48,733
Accretion expense	191,203	384,192
Balance, end of period	1,281,442	1,072,590
Convertible promissory notes [Member] | January 23, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	0	175,000
Payment	0	(175,000)
Interest	0	0
Accretion expense	0	0
Balance, end of period	0	0
Convertible promissory notes [Member] | May 24, 2019 issuance [Member]
Short-Term Debt [Line Items]
Balance, beginning of period	1,130,056	918,316
Payment	(1,210,000)	0
Interest	40,685	100,274
Accretion expense	39,259	111,466
Balance, end of period	$ 0	$ 1,130,056